Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001
Common stock, shares authorized		1,000,000,000	[1]	1,000,000,000	[1]	1,000,000,000
Common stock, shares issued	[1]	46,859,633		37,488,807
Common stock, shares outstanding	[1]	46,859,633		37,488,807

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).